Condensed Statements Of Consolidated Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statements Of Consolidated Comprehensive Income [Abstract]
Net income	$ 194	$ 157	$ 426	$ 343	$ 419	$ 431	$ 432
Other comprehensive income (loss):
Cash flow hedges - derivative value net loss recognized in net income (net of tax)			2	1	2	2	2
Defined benefit pension plans (net of tax)	1	1	2	2	8		(8)
Total other comprehensive income	1	1	4	3	10	2	(6)
Comprehensive income	$ 195	$ 158	$ 430	$ 346	$ 429	$ 433	$ 426